Consolidated Balance Sheets (Parenthetical) - USD ($) $ in Thousands	Dec. 31, 2016	Dec. 31, 2015
Prepaid Expense To Related Party Current	$ 343	$ 352
Prepaid Expense To Related Party Noncurrent	$ 23	$ 25
Preferred Stock, Shares Authorized	50,000,000	50,000,000
Preferred Stock, Par or Stated Value Per Share	$ 0.001	$ 0.001
Preferred Stock, Shares Issued	0	0
Preferred Stock, Shares Outstanding	0	0
Common Stock, Shares Authorized	100,000,000	100,000,000
Common Stock, Par or Stated Value Per Share	$ 0.001	$ 0.001
Common Stock, Shares, Issued	57,011,761	56,906,561
Common Stock, Shares, Outstanding	57,011,761	56,906,561